Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Potential anti-dilutive preferred shares excluded from calculation of diluted earnings	538,312	13,938,070